Note 8 - Asset Retirement Obligations	12 Months Ended
Dec. 31, 2013
Asset Retirement Obligation Disclosure [Abstract]
Asset Retirement Obligation Disclosure [Text Block]
8.	Asset retirement obligations

The Company has recognized the fair value of its asset retirement obligations related to the future costs of plugging, abandonment, and remediation of oil and natural gas producing properties. The present value of the estimated asset retirement obligations has been capitalized as part of the carrying amount of the related oil and natural gas properties. The liability has been accreted to its present value as of the end of each period.  At December 31, 2013 and 2012, the Company evaluated 218 and 213 wells, and has determined a range of abandonment dates between December 2012 and December 2051. The following table represents a reconciliation of the asset retirement obligations for the years ended December 31, 2013 and 2012:

	2013	2012

Asset retirement obligations, start of year	$877	$838
Additions to asset retirement obligation	37	1
Accretion of discount	45	38
Asset retirement obligations, end of year	$959	$877